UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

March 18, 2021 to April 16, 2021

Commission File Number of issuing entity: 333-172863-01

Central Index Key Number of issuing entity: 0001535706

CFCRE Commercial Mortgage Trust 2011-C2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172863

Central Index Key Number of depositor: 0001515166

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number: 0001558761)

(Exact name of sponsor as specified in its charter)

Gary Stellato (212) 915-1276

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6653210

45-6653220

45-6663249

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 16, 2021, a distribution was made to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by CCRE Commercial Mortgage Securities, L.P. (the “Securitizer”) and held by CFCRE Commercial Mortgage Trust 2011-C2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from March 18, 2021 to April 16, 2021.

The Securitizer most recently filed a Form ABS-15G under Rule 15Ga-1" under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of the Securitizer is 0001515166.

Item 1A. Asset-Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The property securing the RiverTown Crossings Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for CFCRE Commercial Mortgage Trust 2011-C2. In addition, the property securing the Plaza Mexico mortgage loan previously constituted a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for CFCRE Commercial Mortgage Trust 2011-C2. The Plaza Mexico mortgage loan was repaid in full on July 11, 2016 and consequently is no longer an asset of the trust, and the related property is no longer considered a significant obligor with respect to the trust.

With respect to the property securing the RiverTown Crossings Mall mortgage loan, the most recent unaudited net operating income for the period January 01, 2020 through December 31, 2020 was $15,605,422.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2, relating to the April 16, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2, relating to the April 16, 2021 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

/s/ Gary Stellato
Gary Stellato, Secretary

Date: April 30, 2021